INTANGIBLE ASSETS (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 11, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 20,206	$ 20,059	$ 60,780	$ 44,956	$ 65,015	$ 95,341
Impairment of capitalized patent costs							48,599
Cost of intangibles				52,022	371,320	397,479	81,743
Patents	$ 315,000	1,236,904		1,236,904		$ 1,184,882	$ 787,403
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangibles	$ 315,000
Patent costs written off